Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Consolidated Assets and Liabilities of Variable Interest Entities
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2011
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$48	$118	$121	$910	$220
Net Property, Plant and Equipment	154	188	-	-	-
Other Noncurrent Assets	42	118	6	1	1,580
Total Assets	$244	$424	$127	$911	$1,800

LIABILITIES AND EQUITY
Current Liabilities	$68	$103	$40	$864	$229
Noncurrent Liabilities	176	321	71	1	1,557
Equity	-	-	16	46	14
Total Liabilities and Equity	$244	$424	$127	$911	$1,800

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2010
(in millions)

					TCC
	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$50	$92	$131	$924	$214
Net Property, Plant and Equipment	139	173	-	-	-
Other Noncurrent Assets	34	112	1	10	1,746
Total Assets	$223	$377	$132	$934	$1,960

LIABILITIES AND EQUITY
Current Liabilities	$33	$79	$33	$886	$221
Noncurrent Liabilities	190	298	85	1	1,725
Equity	-	-	14	47	14
Total Liabilities and Equity	$223	$377	$132	$934	$1,960

Target Asset Allocations
Pension Plan Assets	Target
Equity	45.0%
Fixed Income	45.0%
Other Investments	10.0%

OPEB Plans Assets	Target
Equity	66.0%
Fixed Income	33.0%
Cash	1.0%

Accumulated Other Comprehensive Income (Loss)(AOCI)
	December 31,
Components	2011	2010
	(in millions)
Cash Flow Hedges, Net of Tax	$(23)	$11
Securities Available for Sale, Net of Tax	2	4
Amortization of Pension and OPEB Deferred Costs, Net of Tax	81	57
Pension and OPEB Funded Status, Net of Tax	(530)	(453)
Total	$(470)	$(381)

Basic and Diluted EPS Calculations
	Years Ended December 31,
Amounts Attributable to AEP Common Shareholders	2011	2010	2009
	(in millions)
Income Before Extraordinary Items	$1,568	$1,211	$1,362
Extraordinary Items, Net of Tax	373	-	(5)
Net Income	$1,941	$1,211	$1,357

	Years Ended December 31,
	2011		2010		2009
	(in millions, except per share data)
		$/share		$/share		$/share
Earnings Attributable to AEP Common
Shareholders	$1,941		$1,211		$1,357

Weighted Average Number of Basic Shares
Outstanding	482.2	$4.02	479.4	$2.53	458.7	$2.96
Weighted Average Dilutive Effect of:
Performance Share Units	-	-	0.1	-	0.3	-
Stock Options	0.1	-	-	-	-	-
Restricted Stock Units	0.2	-	0.1	-	-	-
Weighted Average Number of Diluted Shares
Outstanding	482.5	$4.02	479.6	$2.53	459.0	$2.96

Supplementary Information
Supplementary Information

	Years Ended December 31,
Related Party Transactions	2011		2010		2009

	(in millions)
AEP Consolidated Revenues – Utility Operations:
Ohio Valley Electric Corporation (43.47% owned)	$-		$(20)	(a)	$-
AEP Consolidated Revenues – Other Revenues:
Ohio Valley Electric Corporation – Barging and Other
Transportation Services (43.47% Owned)	37		29		31
AEP Consolidated Expenses – Purchased Electricity
for Resale:
Ohio Valley Electric Corporation (43.47% Owned)	383	(b)	302	(b)	286

(a)       The AEP Power Pool purchased power from OVEC to serve off-system sales through an agreement that began in January 2010 and ended in June 2010.

(b)       The AEP Power Pool purchased power from OVEC to serve retail sales in 2011 and 2010. The total amount reported in 2011 and 2010 includes $66 million and $10 million, respectively, related to these agreements.

	Years Ended December 31,
Cash Flow Information	2011	2010	2009
	(in millions)
Cash Paid (Received) for:
Interest, Net of Capitalized Amounts	$900	$958	$924
Income Taxes	(118)	(268)	(98)
Noncash Investing and Financing Activities:
Acquisitions Under Capital Leases	54	225	86
Construction Expenditures Included in Current Liabilities at December 31,	380	267	348

Dolet Hills Lignite Co, LLC [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Companys Investment In Joint Venture
	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
	(in millions)
Capital Contribution from SWEPCo	$8	$8	$6	$6
Retained Earnings	1	1	2	2
SWEPCo's Guarantee of Debt	-	52	-	48

Total Investment in DHLC	$9	$61	$8	$56

PATH West Virginia Transmission Co, LLC [Member]
Organization and Summary of Significant Accounting Policies (Tables) [Abstract]
Companys Investment In Joint Venture
	December 31,
	2011		2010
	As Reported on	Maximum	As Reported on	Maximum
	the Balance Sheet	Exposure	the Balance Sheet	Exposure
		(in millions)
Capital Contribution from AEP	$19	$19	$18	$18
Retained Earnings	10	10	6	6

Total Investment in PATH-WV	$29	$29	$24	$24